Going Concern	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Going Concern

Note 2 Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has generated revenues, however, the Company has a negative working capital deficit of $5,173,883. This and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.